Cover	Jul. 08, 2020
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 8, 2020, United Airlines Holdings, Inc. and United Airlines, Inc. (together, the "Company") filed a Form 8-K (the "Initial Form 8-K") disclosing, among other items, plans to implement a workforce reduction. On September 2, 2020, the Company filed Amendment No. 1 to the Initial Form 8-K ("Amendment No. 1" and, together with the Initial Form 8-K, the "Original Form 8-K") disclosing additional details regarding the planned workforce reduction. At the respective times of the filing of the Initial Form 8-K and Amendment No. 1, the Company was unable in good faith to make a determination of an estimate or range of estimates required by paragraphs (b), (c) and (d) of Item 2.05 of Form 8-K with respect to such workforce reduction actions. This Amendment No. 2 is being filed by the Company to provide such information. Except as set forth herein, the remainder of the Original Form 8-K is unchanged.
Document Period End Date	Jul. 08, 2020
Entity File Number	001-06033
Entity Registrant Name	UNITED AIRLINES HOLDINGS, INC.
Entity Central Index Key	0000100517
Entity Tax Identification Number	36-2675207
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	233 S. Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	UAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
UNITED AIRLINES, INC.
Entity Information [Line Items]
Entity File Number	001-10323
Entity Registrant Name	UNITED AIRLINES, INC.
Entity Tax Identification Number	74-2099724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	233 S. Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000